Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries, the VIE and the VIE’s subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and the respective profit or loss as “Equity in earnings of subsidiaries and VIE and VIE’s subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not announce nor pay any dividend for the periods presented. As of September 30, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	September 30, 2023	September 30, 2022
ASSETS
Current assets
Cash	$1,363,617	$-
Short-term investments	5,300,000	-
Prepaid expenses and other current assets	60,000	-
Intercompany receivable	-	6,750
Total current assets	6,723,617	6,750

Non-current assets
Income from investment in subsidiaries and VIE	8,337,887	4,899,615

Total assets	$15,061,504	$4,906,365

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Accounts payable	$160,000	$-
Intercompany payable	758,493	-
Total liabilities	918,493	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 155,947,100 shares and 135,000,000 shares were issued and outstanding as of September 30, 2023 and 2022, respectively*	7,797	6,750
Additional paid-in capital	6,357,369	-
Retained earnings	7,777,845	4,899,615
Accumulated other comprehensive gain	-	-
Total shareholders’ equity	14,143,011	4,906,365

Total liabilities and shareholders’ equity	$15,061,504	$4,906,365

*	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.

	For the Years Ended September 30,
	2023	2022	2021
OPERATING EXPENSES
General and administrative expenses	$587,490	$-	$-

OTHER INCOME
Interest income, net	27,448	-	-

EQUITY IN EARNINGS OF SUBSIDIARIES	$3,438,272	$2,706,527	$2,193,088

NET INCOME	2,878,230	2,706,527	2,193,088
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$2,878,230	$2,706,527	$2,193,088

	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,878,230	$2,706,527	$2,193,088
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(3,438,272)	(2,706,527)	(2,193,088)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(60,000)	-	-
Accrued liabilities and other payables	160,000	-	-
Net cash used in operating activities	(460,042)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for short-term investments	(8,933,357)	-	-
Redemption of short-term investments	3,633,357	-	-
Due from intercompany	(200)	-	-
Net cash used in investing activities	(5,300,200)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	8,000,000	-	-
Direct costs disbursed from initial public offerings proceeds	(1,212,779)	-	-
Proceeds from exercise of over-allotment option	336,638	-	-
Net cash provided by financing activities	7,123,859	-	-

CHANGES IN CASH	1,363,617	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$1,363,617	$-	$-